Note 20 - Financial Instruments - Interest Rate Risk (Details)	1 Months Ended	12 Months Ended	13 Months Ended
	Feb. 28, 2017	Mar. 31, 2018	Mar. 31, 2017
Unsecured convertible debentures [member]
Statement Line Items [Line Items]
Cash and cash equivalents	Long-term fixed interest rate	Long-term fixed interest rate	Long-term fixed interest rate
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Cash and cash equivalents	Short-term fixed interest rate	Short-term fixed interest rate	Short-term fixed interest rate